COMMITMENTS AND CONTINGENCIES (Details Narrative)	Oct. 31, 2025 T	Oct. 20, 2025 T	Dec. 31, 2024 USD ($)	Apr. 04, 2024 USD ($)
Prairie Lithium Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:LithiumCarbonateEquivalentNumberOfUnits-0]		6,000
[custom:LithiumCarbonateEquivalentContractTerms-0]		6 years
Mandrake Resources Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:LithiumCarbonateEquivalentNumberOfUnits-0]	7,500
[custom:LithiumCarbonateEquivalentContractTerms-0]	12 years
Primero Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contractual Obligation | $			$ 1,855,911	$ 4,724,690